Derivative Instruments Accounted for at Fair Value - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, net	$ 1,039		$ 1,039		$ 7,191
Unrealized loss on non-designated derivative instruments	(1,349)	$ (1,581)	(2,385)	$ (2,028)
Realized loss on non-designated derivative instruments	$ (2)	0	$ (1,228)	0
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	0.37%		0.37%
Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	3.61%		3.61%
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, net	$ 1,000		$ 1,000		$ 7,200
Unrealized loss on non-designated derivative instruments	$ (1,300)	$ (1,600)	(2,400)	(2,000)
Realized loss on non-designated derivative instruments			$ (1,200)	$ 0